Long-Term Debt - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 05, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 28, 2016	Sep. 27, 2016	Nov. 09, 2013
Debt Instrument [Line Items]
Required offer price to repurchase senior notes if change of control repurchase event and downgrade below investment grade credit rating occurs		101.00%
Maximum consolidated debt reduction for unrestricted cash and cash equivalents for debt covenant calculation		$ 200,000,000
Outstanding letters of credit		45,428,000
Additional interest expense		1,367,000	$ 1,280,000	$ 1,188,000
Minimum
Debt Instrument [Line Items]
Reduction of consolidated debt in the debt ratio calculation		$ 50,000,000
Including Acquisition Bridge Debt | Maximum
Debt Instrument [Line Items]
Debt covenant		3.50
Excluding Acquisition Bridge Debt | Maximum
Debt Instrument [Line Items]
Debt covenant		3.75
Revolving Facility
Debt Instrument [Line Items]
Credit facility commitment	$ 700,000,000	$ 700,000,000
Senior unsecured revolving facility, maturity period	5 years
Debt instrument maturity period		Dec. 05, 2021
Outstanding letters of credit		$ 2,507,000	2,507,000
Short-term Line of Credit
Debt Instrument [Line Items]
Credit facility commitment		5,000,000
Outstanding borrowing under credit facility		$ 0	0
Former Credit Agreement | Revolving Facility
Debt Instrument [Line Items]
Outstanding borrowing under credit facility							$ 0
6.6% Senior Notes, Due 2018
Debt Instrument [Line Items]
Interest rate on notes		6.60%
Maturity year		2018
Senior notes		$ 300,000,000
Maturity date		Apr. 15, 2018
Increase in annual interest expense due to ongoing amortization of the terminated value of the swap agreements		$ 1,400,000
7% Debentures, Due 2025
Debt Instrument [Line Items]
Interest rate on notes		7.00%
Maturity year		2025
Senior notes		$ 125,000,000
Maturity date		Dec. 01, 2025
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Interest rate on notes		6.25%
Maturity year		2037
Senior notes		$ 230,000,000
Maturity date		May 01, 2037
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Interest rate on notes		4.25%
Maturity year		2024
Senior notes		$ 400,000,000
Maturity date		Jul. 02, 2024
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Maturity year		2017
Senior notes		$ 300,000,000
Maturity date		Jun. 30, 2017
Floating Rate Notes, Due 2017 | Three-month London Interbank Offered Rate
Debt Instrument [Line Items]
Basis spread on variable rate		1.10%
Term Loan Facility | Former Credit Agreement
Debt Instrument [Line Items]
Outstanding borrowing under credit facility							$ 210,937,500
Trade Receivable Facility
Debt Instrument [Line Items]
Credit facility commitment					$ 300,000,000	$ 250,000,000
Debt instrument maturity period		Sep. 27, 2017
Credit facility borrowing base		$ 333,302,000,000	$ 282,258,000,000
Trade Receivable Facility | London Interbank Offered Rate(LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		0.725%